   As filed with the Securities and Exchange Commission on February 11, 2000.
                                                              File No. 33-63731

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life and Annuity Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

    It is proposed that this filing will become effective:

    _____  immediately upon filing pursuant to paragraph (b) of Rule 485
    _____  on ________________ pursuant to paragraph (b) of Rule 485
    _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    __X__  on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS


    Item No. of Form N-8B-2                       Caption In Prospectus
    -----------------------                       ---------------------
              1.                          Cover Page
              2.                          Cover Page
              3.                          Not Applicable
              4.                          Statement of Additional Information - Distribution of
                                          the Policies
              5.                          About Us - ICMG Registered Variable Life Separate Account One
              6.                          About Us - ICMG Registered Variable Life Separate Account One
              7.                          Not required by Form S-6
              8.                          Not required by Form S-6
              9.                          Legal Proceedings
              10.                         About Us - ICMG Registered Variable Life Separate Account One; The Funds
              11.                         About Us - ICMG Registered Variable Life Separate Account One; The Funds
              12.                         About Us - The Funds
              13.                         Fee Table;  Charges and Deductions
              14.                         Premiums
              15.                         Premiums
              16.                         Premiums
              17.                         Making Withdrawals From Your Policy
              18.                         About Us - The Funds; Charges and Deductions
              19.                         Your Policy - Contract Rights
              20.                         Not Applicable
              21.                         Loans
              22.                         Not Applicable
              23.                         Not Applicable
              24.                         Not Applicable
              25.                         About Us - Hartford Life and Annuity Insurance Company
              26.                         Not Applicable
              27.                         About Us - Hartford Life and Annuity Insurance Company
              28.                         Statement of Additional Information - General
                                          Information and History
              29.                         About Us - Hartford Life and Annuity Insurance Company
              30.                         Not Applicable
              31.                         Not Applicable
              32.                         Not Applicable
              33.                         Not Applicable
              34.                         Not Applicable

              35.                         Statement of Additional Information - Distribution of
                                          the Policies
              36.                         Not required by Form S-6
              37.                         Not Applicable
              38.                         Statement of Additional Information - Distribution of
                                          the Policies
              39.                         Statement of Additional Information - Distribution of
                                          the Policies
              40.                         Not Applicable
              41.                         Statement of Additional Information - Distribution of
                                          the Policies
              42.                         Not Applicable
              43.                         Not Applicable
              44.                         Premiums
              45.                         Not Applicable
              46.                         Premiums; Making Withdrawals From Your Policy
              47.                         About Us - The Funds
              48.                         Cover Page; About Us - Hartford Life and Annuity
                                          Insurance Company
              49.                         Not Applicable
              50.                         About Us - ICMG Registered Variable Life Separate Account One
              51.                         Not Applicable
              52.                         About Us - The Funds
              53.                         Taxes
              54.                         Not Applicable
              55.                         Not Applicable
              56.                         Not Required by Form S-6
              57.                         Not Required by Form S-6
              58.                         Not Required by Form S-6
              59.                         Not Required by Form S-6

                               PART A

OMNISOURCE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-SM- group flexible premium variable life insurance policy. Please read it carefully.


The OmniSource-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:


x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
  (Closed to new premiums and transfer of Investment Value)   The Alger American Fund
  Alger American Growth Investment Division (Closed to new    Alger American Growth Portfolio of The Alger
  premiums and transfer of Investment Value)                  American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  BT EAFE-Registered Trademark- Equity Index Investment       EAFE-Registered Trademark- Equity Index Fund of
  Division                                                    the BT Insurance Funds Trust
  BT Equity 500 Index Investment Division                     Equity 500 Index Fund of the BT Insurance Funds
                                                              Trust
  BT Small Cap Index Investment Division                      Small Cap Index Fund of the BT Insurance Funds
                                                              Trust
  Fidelity Variable Insurance Products Fund Equity-Income     Equity-Income Portfolio of the Variable Insurance
  Investment Division (Closed to new premiums and transfer    Products Fund
  of Investment Value)
  Fidelity Variable Insurance Products Fund High Income       High Income Portfolio of the Variable Insurance
  Investment Division (Closed to new premiums and transfer    Products Fund
  of Investment Value)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Fidelity Variable Insurance Products Fund Overseas          Overseas Portfolio of the Variable Insurance
  Investment Division (Closed to new premiums and transfer    Products Fund
  of Investment Value)
  Fidelity Variable Insurance Products Fund II Asset Manager  Asset Manager Portfolio of the Variable Insurance
  Investment Division (Closed to new premiums and transfer    Products Fund II
  of Investment Value)
  Franklin Strategic Income Investments Investment Division   Class 1 of the Franklin Strategic Income
                                                              Investments Fund of the Templeton Variable
                                                              Products Series Fund
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Franklin Templeton Small Cap Investment Division            Class 2 of the Small Cap Fund of the Franklin
                                                              Templeton Variable Insurance Products Trust
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aggressive Growth Investment Division                 Aggressive Growth Portfolio -- Service Shares of
                                                              the Janus Aspen Series
  Janus International Growth Investment Division              International Growth Portfolio -- Service Shares
                                                              of the Janus Aspen Series
  Janus Worldwide Growth Investment Division                  Worldwide Growth Portfolio -- Service Shares of
                                                              the Janus Aspen Series
  Janus Balanced Investment Division                          Balanced Portfolio -- Service Shares of the Janus
                                                              Aspen Series
  Janus Flexible Income Investment Division                   Flexible Income Portfolio -- Service Shares of the
                                                              Janus Aspen Series
  J.P. Morgan Bond Investment Division                        J.P. Morgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  J.P. Morgan International Opportunities Investment          J.P. Morgan International Opportunities Portfolio
  Division                                                    of the J.P. Morgan Series Trust II
  J.P. Morgan Small Company Investment Division               J.P. Morgan Small Company Portfolio of the J.P.
                                                              Morgan Series Trust II
  J.P. Morgan U.S. Disciplined Equity Investment Division     J.P. Morgan U.S. Disciplined Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Growth with Income Investment Division                  MFS-Registered Trademark- Growth with Income
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS New Discovery Investment Division                       MFS-Registered Trademark- New Discovery Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS High Income Investment Division                         MFS-Registered Trademark- High Income Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MSDW Universal Funds Emerging Markets Equity Investment     Emerging Markets Equity Portfolio of the Morgan
  Division                                                    Stanley Dean Witter Universal Funds, Inc.
  MSDW Universal Funds Equity Growth Investment Division      Equity Growth Portfolio of the Morgan Stanley Dean
  (Closed to new premiums and transfer of Investment Value)   Witter Universal Funds, Inc.
  MSDW Universal Funds Fixed Income Investment Division       Fixed Income Portfolio of the Morgan Stanley Dean
                                                              Witter Universal Funds, Inc.
  MSDW Universal Funds Global Equity Investment Division      Global Equity Portfolio of the Morgan Stanley Dean
  (Closed to new premiums and transfer of Investment Value)   Witter Universal Funds, Inc.
  MSDW Universal Funds High Yield Investment Division         High Yield Portfolio of the Morgan Stanley Dean
                                                              Witter Universal Funds, Inc.
  MSDW Universal Funds Mid Cap Growth Investment Division     Mid Cap Growth Portfolio of the Morgan Stanley
                                                              Dean Witter Universal Funds, Inc.
  MSDW Universal Funds Technology Investment Division         Technology Portfolio of the Morgan Stanley Dean
                                                              Witter Universal Funds, Inc.
  MSDW Universal Funds Value Investment Division (Closed to   Value Portfolio of the Morgan Stanley Dean Witter
  new premiums and transfer of Investment Value)              Universal Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (Closed to new premiums and transfer    Advisers Management Trust
  of Investment Value)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (Closed to new premiums   Berman Advisers Management Trust
  and transfer of Investment Value)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (Closed to new premiums and transfer    Management Trust
  of Investment Value)
  Templeton Global Growth Investment Division                 Class 2 of the Templeton Global Growth Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton International Investment Division                 Class 2 of the Templeton International Fund of the
                                                              Templeton Variable Products Series Fund


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-SM- Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-SM-product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's Website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED:

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             12
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
  Deductions from Premium                                        15
----------------------------------------------------------------------
  Deductions from Investment Value                               15
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 16
----------------------------------------------------------------------
  Ownership Rights                                               16
----------------------------------------------------------------------
  Beneficiary                                                    16
----------------------------------------------------------------------
  Assignment                                                     16
----------------------------------------------------------------------
  Statements                                                     16
----------------------------------------------------------------------
  Issuance of Your Certificate                                   17
----------------------------------------------------------------------
  Right to Examine the Certificate                               17
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
  Premium Payment Flexibility                                    17
----------------------------------------------------------------------
  Allocation of Premium Payments                                 17
----------------------------------------------------------------------
  Accumulation Units                                             18
----------------------------------------------------------------------
  Accumulation Unit Values                                       18
----------------------------------------------------------------------
  Premium Limitation                                             18
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
  Values Under the Certificate                                   18
----------------------------------------------------------------------
  Death Benefits                                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          20
----------------------------------------------------------------------
  Surrender                                                      20
----------------------------------------------------------------------
  Partial Withdrawals                                            20
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             21
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              21
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      22
----------------------------------------------------------------------
  Asset Rebalancing                                              22
----------------------------------------------------------------------
  Dollar Cost Averaging                                          22
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             22
----------------------------------------------------------------------
  Processing of Transactions                                     23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
  Loan Interest                                                  23
----------------------------------------------------------------------
  Credited Interest                                              23
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Repayments                                                23
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              23
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
  Lapse and Grace Period                                         23
----------------------------------------------------------------------
  Reinstatement                                                  24
----------------------------------------------------------------------
TERMINATION OF POLICY                                            24
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             24
----------------------------------------------------------------------
  Partial Withdrawals                                            24
----------------------------------------------------------------------
  Transfers of Account Value                                     24
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             24
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            24
----------------------------------------------------------------------
  Deferral of Payments                                           24
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
----------------------------------------------------------------------
  Modification of Policy                                         25
----------------------------------------------------------------------
  Substitution of Funds                                          25
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    25
----------------------------------------------------------------------
  Separate Account Taxes                                         25
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            25
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  25
----------------------------------------------------------------------
OTHER MATTERS                                                    25
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            25
----------------------------------------------------------------------
  Our Rights                                                     25
----------------------------------------------------------------------
  Limit on Right to Contest                                      26
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  26
----------------------------------------------------------------------
  Assignment                                                     26
----------------------------------------------------------------------
  Dividends                                                      26
----------------------------------------------------------------------
TAXES                                                            26
----------------------------------------------------------------------
  General                                                        26
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  26
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        26
----------------------------------------------------------------------
  Modified Endowment Contracts                                   27
----------------------------------------------------------------------
  Diversification Requirements                                   27
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                27
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        28
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 28
----------------------------------------------------------------------
  Other Tax Considerations                                       28
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  28
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                29
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              31
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY


FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.


DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 37 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.


WHAT DOES YOUR PREMIUM PAY FOR?



Your premium payment does three things: (1) it pays for insurance coverage;
(2) it acts as an investment in the Investment Divisions; and (3) it pays for sales loads and other charges.


RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)        When you pay premium.     9% of any premium paid for                        All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                   All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                    All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.


(1) The current front end sales load charged is:
  6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
Cost of Insurance       Monthly.                             The charge is the cost of
Charges                                                      insurance rate times the net
                                                             amount at risk. The cost of
                                                             insurance rates depend on issue
                                                             age, sex, insurance class and
                                                             substandard rating.
                                                             The monthly cost of insurance
                                                             charge ranges from $0.084 per
                                                             $1,000 to $85.527 per $1,000.
-----------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                               On an annual basis, .65% of the
Risk Charge                                                  value of each Investment
                                                             Division's assets.
-----------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                             $10 per Coverage Month.
-----------------------------------------------------------------------------------------------
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.

       CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
---------------------
Cost of Insurance                       All
Charges
---------------------
Mortality and Expense                   All
Risk Charge
---------------------
Administrative Charge                   All
---------------------
Rider Charges          Only those Certificates with benefits
                       provided by rider.



The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 1998. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


        Annual Fund Operating Expenses as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                                          TOTAL
                                                 MANAGEMENT                  OTHER EXPENSES        OPERATING EXPENSES
                                                 FEE (AFTER                      (AFTER            (AFTER ANY WAIVERS
                                                ANY WAIVERS)   12B-1 FEES    REIMBURSEMENTS)    AND/OR REIMBURSEMENTS)(1)
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio
  (2)                                               0.85%          N/A            0.04%                   0.89%
--------------------------------------------------------
Alger American Growth Portfolio (2)                 0.75%          N/A            0.04%                   0.79%
--------------------------------------------------------
American Funds Global Growth Fund -- Class 2        0.69%         0.25%           0.06%                   1.00%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                                   0.79%         0.25%           0.04%                   1.08%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2               0.40%         0.25%           0.01%                   0.66%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2        0.57%         0.25%           0.09%                   0.91%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                           0.44%         0.25%           0.01%                   0.70%
-------------------------------------------------------------------------------------------------------------------------
BT EAFE-Registered Trademark- Equity Index
  Fund (3)                                          0.00%          N/A            0.65%                   0.65%
-------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index Fund (3)                        0.00%          N/A            0.30%                   0.30%
-------------------------------------------------------------------------------------------------------------------------
BT Small Cap Index Fund (3)                         0.00%          N/A            0.45%                   0.45%
-------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio (2)(4)                                  0.49%          N/A            0.08%                   0.57%
-------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund High Income
  Portfolio (2)                                     0.58%          N/A            0.12%                   0.70%
-------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio (2)(4)                                  0.74%          N/A            0.15%                   0.89%
-------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset
  Manager Portfolio (2)(4)                          0.54%          N/A            0.09%                   0.63%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Investment Fund --
  Class 1 (5)                                       0.43%          N/A            0.32%                   0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Mutual Shares Securities
  Fund -- Class 2 (6)                               0.74%         0.25%           0.03%                   1.02%
-------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Fund --
  Class 2 (6)                                       0.75%         0.25%           0.02%                   1.02%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund --
  Class IA                                          0.62%          N/A            0.02%                   0.64%
-------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                 0.44%          N/A            0.02%                   0.46%
-------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA              0.61%          N/A            0.02%                   0.63%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                  0.48%          N/A            0.02%                   0.50%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA          0.43%          N/A            0.02%                   0.45%
-------------------------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio -- Service
  Shares                                            0.67%         0.25%           0.01%                   0.93%
-------------------------------------------------------------------------------------------------------------------------
Janus International Growth Portfolio --
  Service Shares (7)                                0.66%         0.25%           0.09%                   1.00%
-------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio -- Service
  Shares (7)                                        0.65%         0.25%           0.05%                   0.95%
-------------------------------------------------------------------------------------------------------------------------
Janus Balanced Portfolio -- Service Shares          0.67%         0.25%           0.01%                   0.93%
-------------------------------------------------------------------------------------------------------------------------
Janus Flexible Income Portfolio -- Service
  Shares                                            0.65%         0.25%           0.07%                   0.97%
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (8)                      0.30%          N/A            0.45%                   0.75%
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities
  Portfolio (8)                                     0.60%          N/A            0.60%                   1.20%
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (8)             0.60%          N/A            0.55%                   1.15%
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity Portfolio
  (8)                                               0.40%          N/A            0.50%                   0.90%
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                                                          TOTAL
                                                   MANAGEMENT                  OTHER EXPENSES       OPERATING EXPENSES
                                                   FEE (AFTER                      (AFTER           (AFTER ANY WAIVERS
                                                  ANY WAIVERS)   12B-1 FEES    REIMBURSEMENTS)    AND/OR REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (10)                       0.75%          N/A            0.10%                  0.85%
------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (9)(10)              0.75%          N/A            0.25%                  1.02%
------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series (10)                    0.75%          N/A            0.13%                  0.88%
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (9)(10)                      0.90%          N/A            0.25%                  1.17%
------------------------------------------------------------------------------------------------------------------------
MFS High Income Series (10)                           0.75%          N/A            0.28%                  1.03%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Emerging Markets Equity
  Portfolio (11)                                      0.00%          N/A            1.95%                  1.95%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Equity Growth Portfolio
  (2)(11)                                             0.09%          N/A            0.76%                  0.85%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Fixed Income Portfolio (11)      0.06%          N/A            0.64%                  0.70%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Global Equity Portfolio
  (2)(11)                                             0.32%          N/A            0.83%                  1.15%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds High Yield Portfolio (11)        0.15%          N/A            0.65%                  0.80%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Mid Cap Growth Portfolio         x.xx%          N/A            x.xx%                  x.xx%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Technology Portfolio             x.xx%          N/A            x.xx%                  x.xx%
------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Value Portfolio (2)(11)          0.08%          N/A            0.77%                  0.85%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Balanced Portfolio (2)(12)                          0.85%          N/A            0.18%                  0.84%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio (2)(12)             0.65%          N/A            0.11%                  0.76%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Partners Portfolio (2)(12)                          0.78%          N/A            0.06%                  0.84%
------------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund -- Class 2 (6)           0.83%         0.25%           0.05%                  1.13%
------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2               0.69%         0.25%           0.17%                  1.11%
------------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Closed to new premiums and transfer of Investment Value.



(3) Without expense waivers and reimbursements, it is estimated that Management Fees, Other Expenses and Total Operating Expenses for BT
    EAFE-Registered Trademark- Equity Index Fund, BT Equity 500 Index Fund and BT Small Cap Index Fund would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
BT EAFE-Registered Trademark- Equity Index Fund        0.45%           N/A        1.62%          2.07%
-----------------------------------------------------------------------------------------------------------
BT Equity 500 Index Fund                               0.20%           N/A        1.48%          1.68%
-----------------------------------------------------------------------------------------------------------
BT Small Cap Index Fund                                0.35%           N/A        1.58%          1.93%
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(4) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions Management Fees, Other Expenses and Total Operating Expenses for Variable Insurance Products Fund Equity-Income Portfolio, Variable Insurance Products Fund Overseas Portfolio and Variable Insurance Products Fund II Asset Manager Portfolio would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Equity-Income
  Portfolio                                            0.49%           N/A        0.09%          0.58%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund Overseas
  Portfolio                                            0.74%           N/A        0.17%          0.91%
-----------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund II Asset Manager
  Portfolio                                            0.54%           N/A        0.10%          0.64%
-----------------------------------------------------------------------------------------------------------



(5) Figures are estimates for the current fiscal year. The fund's manager is contractually obligated to limit management fees and other expenses so that Total Fund Operating Expenses will not exceed .75% during the current fiscal year. Without these limitations, estimates Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Franklin Strategic Income Investment Fund              0.43%           N/A        0.52%          0.95%
-----------------------------------------------------------------------------------------------------------



(6) "Management Fees" include fund administration fees. Because Class 2 shares are new, figures (other than Rule 12b-1 fees) are based on experience of each Fund's Class I shares in the most recent fiscal year; Rule 12b-1 fees are based on estimates.


(7) All expenses are based on the estimated gross expenses the Shares expect to incur in their initial fiscal year and are stated by Janus Capital. Fee reductions for International Growth and Worldwide Growth reduce the Management Fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Without these fee reductions and waivers the Management Fees, Other Expenses and Total Operating Expenses would be as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Janus International Growth Portfolio -- Service
  Shares                                               0.72%           0.25%      0.09%          1.06%
-----------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio -- Service
  Shares                                               0.66%           0.25%      0.05%          0.96%
-----------------------------------------------------------------------------------------------------------



(8) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded .75%, .85%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan U.S. Disciplined Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Bond                                       0.300%          N/A        0.490%        0.790%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan U.S. Disciplined Equity                    0.350%          N/A        1.080%        1.430%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company                              0.600%          N/A        2.830%        3.430%
-----------------------------------------------------------------------------------------------------------
J.P. Morgan International Opportunities                0.600%          N/A        2.660%        3.260%
-----------------------------------------------------------------------------------------------------------



(9) MFS has contractually agreed to bear expenses for these Series so that "Other Expenses" will not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                       0.75%           N/A        0.36%          1.11%
-----------------------------------------------------------------------------------------------------------
MFS New Discovery Series                               0.90%           N/A        4.32%          5.22%
-----------------------------------------------------------------------------------------------------------



(10) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. Expenses do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


(11) With respect to the MSDW Universal Funds Emerging Markets Equity, MSDW Universal Funds Equity Growth, MSDW Universal Funds Fixed Income, MSDW Universal Funds Global Equity, MSDW Universal Funds High Yield, and MSDW Universal Funds Value Portfolios, the investment adviser has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                  OTHER     TOTAL OPERATING
PORTFOLIO                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds Emerging Markets Equity           1.25%           N/A        2.20%          3.45%
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds Equity Growth                     0.55%           N/A        0.76%          1.31%
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds Fixed Income                      0.40%           N/A        0.64%          1.04%
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds Global Equity                     0.80%           N/A        0.83%          1.63%
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds High Yield                        0.50%           N/A        0.65%          1.15%
-----------------------------------------------------------------------------------------------------------
MSDW Universal Funds Value                             0.55%           N/A        0.77%          1.32%
-----------------------------------------------------------------------------------------------------------



(12) Neuberger Berman Advisers Management Trust is divided into Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fee" include the aggregate of the administration fees paid by the Portfolio and the management fee paid by its corresponding series of Advisers Managers Trust. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series of Advisers Managers Trust.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.


The Separate Account has 37 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual Funds that you buy through your stockbroker or through a retail mutual Fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual Funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. (Closed to new premiums and transfers of Investment Value)



ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater. (Closed to new premiums and transfers of Investment Value)



AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 million.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.



BT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND -- Seeks to replicate as closely as possible (before deduction for expenses) the total return of the Europe, Australia, Far East Index (the "EAFE-Registered Trademark- Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States, by investing in a statistically selected sample of the equity securities included in the EAFE-Registered Trademark- Index. It will invest primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


BT EQUITY 500 INDEX FUND -- Seeks to replicate as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500-Registered Trademark-"), an index emphasizing large-capitalization stocks. It will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.



BT SMALL CAP INDEX FUND -- Seeks to replicate as closely as possible (before deduction for expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. It will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.



VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"). The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. (Closed to new premiums and transfers of Investment Value)



VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO -- Seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. Although the Portfolio has no limits on the quality and maturity of its investments, its strategy typically leads to longer-term, lower-quality, fixed-income securities. These domestic and foreign investments may present the risk of default or may be in default. (Closed to new premiums and transfers of Investment Value)



VARIABLE INSURANCE PRODUCTS FUND OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States. International investing involves increased or additional risks compared to investing primarily in domestic equity securities. (Closed to new premiums and transfers of Investment Value)



VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments. (Closed to new premiums and transfers of Investment Value)



FRANKLIN STRATEGIC INCOME INVESTMENTS FUND -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.



FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.



FRANKLIN TEMPLETON SMALL CAP FUND -- Seeks long-term capital growth.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in equity securities.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in debt securities.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.



JANUS AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.



JANUS FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.



J.P. MORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Under normal market conditions, 65% of the Portfolio's, assets will be invested in bonds, debentures and other debt instruments. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.



J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign corporations. Under normal market conditions, the Portfolio will invest in a minimum of three different foreign countries.



J.P. MORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of large and medium capitalization U.S. companies.



MFS EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.



MFS NEW DISCOVERY SERIES -- Seeks capital appreciation.



MFS HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



MSDW UNIVERSAL FUNDS EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, sponsored or unsponsored ADRs and other equity securities of emerging market country issuers. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities.



MSDW UNIVERSAL FUNDS EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts and other equity securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities. (Closed to new premiums and transfers of Investment Value)



MSDW UNIVERSAL FUNDS FIXED INCOME PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. government and agency securities, corporate bonds, foreign bonds, mortgage-backed securities of domestic issuers, and other fixed income securities and derivatives. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in fixed income securities, not more than 20% of which will be below investment grade (commonly referred to as "high yield securities" or "junk bonds").



MSDW UNIVERSAL FUNDS GLOBAL EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, depositary receipts and other equity securities of issuers throughout the world, including issuers in the United States and emerging market countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in equity securities. At least 20% of the Portfolio's total assets will be invested in common stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States. (Closed to new premiums and transfers of Investment Value)



MSDW UNIVERSAL FUNDS HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing at least 65% of its total assets in high yield securities of U.S. and foreign issuers including corporate bonds and other fixed income securities. The Portfolio expects to achieve its objective through maximizing current income, although it may seek capital growth opportunities when consistent with its objective.



MSDW UNIVERSAL FUNDS MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities.



MSDW UNIVERSAL FUNDS TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology related industries.



MSDW UNIVERSAL FUNDS VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities. The Portfolio may invest up to 5% of its total assets in foreign equity securities (other than ADRs). (Closed to new premiums and transfers of Investment Value)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to achieve the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. The Portfolio may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade. (Closed to new premiums and transfers of Investment Value)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks to achieve long-term capital growth and reasonable current income without undue risk to principal. It is anticipated that the Portfolio's investment program will normally be managed so that approximately 60% of its total assets will be invested in common and preferred stocks and the remaining assets will be invested in debt securities, primarily investment grade. However, depending on the investment manager's views regarding current market trends, the common stock portion of its portfolio investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of its assets will be invested in fixed income securities. (Closed to new premiums and transfers of Investment Value)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks to achieve capital growth. This Portfolio's investment approach is to invest mainly in common stocks of

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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mid- to large- capitalization companies. The managers look for well-managed companies whose stock prices are undervalued. (Closed to new premiums and transfers of Investment Value)



TEMPLETON GLOBAL GROWTH FUND -- Seeks long-term capital growth.



TEMPLETON INTERNATIONAL FUND -- Seeks long-term capital growth.



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Mangement Company. BT Insurance Funds Trust is managed by Deutsche Asset Management, a unit of Bankers Trust Company. Variable Insurance Products Fund and Variable Insurance Products Fund II are managed by Fidelity
Management & Research Company. Hartford Capital Appreciation HLS Fund, Inc., Hartford Bond HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. are collectively the "Hartford Funds" and are managed by HL Investment
Advisors, LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFS Investment Management. Morgan Stanley Dean Witter Universal Funds, Inc. is managed by either Morgan Stanley Dean Witter Investment Management Inc. or Miller Anderson & Sherrerd, LLP. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Incorporated. The Templeton Variable Insurance Products Trust is managed by Templeton Investment Counsel, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Small Cap Fund is managed by Franklin Advisers Inc. The Templeton Global Growth Fund is managed by Templeton Global Advisers Limited.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.


TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.



PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.


DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:


(a) - the administrative expense charge;



(b) - the cost of insurance charge;



(c) - the charges for additional benefits provided by rider, if any.

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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.


(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.



(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:


- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.


The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.


The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.


The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.



(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.


For a description of the riders available, see "Supplemental Benefits."


MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.



Currently, in Coverage Years 1 through 10, we will pay an expense credit of
 .30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.


The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.


You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.


Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:


- ten (10) calendar days after we receive the initial premium; and


- the date we receive the final requirements to put the Certificate in force.

We will allocate any additional premiums received prior to this later date to the Hartford Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash
  Value, we will allocate the
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisons -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.



 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.


Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The fourth payment option is based on the 1983a Individual Annuity Mortality
Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.


INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.


You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100, ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS


At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.



We currently impose a charge for processing partial withdrawals which is the lesser of:


- 2% of the amount withdrawn; and

- $25.00.


A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,


- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.


In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT


If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.


EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
charges due under the Certificate for the period that the Certificate remains in force.


In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.


REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------


The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.


CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------


The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.


MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS


We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:



- the size of the plan;



- the expected number of participants;



- the anticipated premium payment from the plan;



- the nature of the group; and



- any other circumstances that are rationally related to the expected reduction in expenses.


We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.


TAXES

--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).


A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.


If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:


- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;



- no more than 70% is represented by any two investments;



- no more than 80% is represented by any three investments; and


- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under
Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.


If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.


FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.


HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.


PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.


PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS:
DATE OF STATEMENT OF ADDITIONAL INFORMATION:

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                                ----
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       6
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               7
----------------------------------------------------------------------
ILLUSTRATION OF BENEFITS                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

Wendell J. Bossen      Vice President, 1995**          Vice President (1992-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President (1992-Present), Hartford
                                                       Life Insurance Company; President (1992-Present),
                                                       International Corporate Marketing Group, Inc.

Gregory A. Boyko       Senior Vice President,          Vice President & Controller (1995-1997), Hartford Life
                       Director, 1997*                 Insurance Company; Director (1997-Present); Senior Vice
                                                       President (1997-Present), Chief Financial Officer &
                                                       Treasurer (1997-1998); Vice President & Controller
                                                       (1995-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1997-Present); Senior Vice President, Chief
                                                       Financial Officer & Treasurer (1997-Present); Vice
                                                       President and Controller (1995-1997), Hartford Life
                                                       Insurance Company; Senior Vice President, Chief Financial
                                                       Officer & Treasurer (1997-Present), Hartford Life, Inc.;
                                                       Chief Financial Officer (1994-1995), IMG American Life;
                                                       Senior Vice President (1992-1994), Connecticut Mutual Life
                                                       Insurance Company.

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer, (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value
                                                       Health, Inc.; Senior Manager (1993-1995), Coopers and
                                                       Lybrand; Audit Manager (1993-1996) Arthur Andersen & Co.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
David T. Foy           Senior Vice President &         Senior Vice President (1998-Present), Vice President
                       Treasurer, 1998                 (1998), Assistant Vice President (1995-1998), Hartford;
                                                       Senior Vice President (1998-Present), Hartford Life and
                                                       Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles (1989-1993)
                                                       Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Vice President, 1997            Assistant Vice President (1995-1997), Hartford; Assistant
                                                       Vice President (1994-1997), Hartford Life and Accident
                                                       Insurance Company; Vice President (1997-Present);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Senior Vice President (1998-Present); Vice President
                       Vice President, 1997            (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        Executive Vice President, 1996  Senior Vice President (1993-1996); Director of Individual
                       Director, Individual Life       Annuities (1991-1993), Hartford; Director (1994-Present);
                       and Annuity Division, 1993      Executive Vice President (1995-Present); Director,
                       Director, 1994*                 Individual Life and Annuity Division (1994-Present);
                                                       Senior Vice President (1994-1995); Vice President
                                                       (1989-1994); Actuary (1987-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Director,
                                                       Individual Life and Annuity Division (1994-Present);
                                                       Senior Vice President (1994-1995); Vice President
                                                       (1989-1994); Actuary (1987-1995), Hartford Life Insurance
                                                       Company; Executive Vice President, Individual Life and
                                                       Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson   Vice President, 1984            Director of New Business (1984-1997), Hartford.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

Lowndes A. Smith       President, 1989                 Chief Operating Officer (1989-1997), Hartford; Director
                       Chief Executive Officer, 1997   (1981-Present); President (1989-Present); Chief Executive
                       Director, 1985*                 Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1981-Present); President (1989-Present), Chief
                                                       Executive Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life Insurance Company; Chief
                                                       Executive Officer and President and Director
                                                       (1997-Present), Hartford Life, Inc.

David M. Znamierowski  Senior Vice President, 1997     Vice President (1997) Senior Vice President (1997)
                       Director, 1998*                 Director, Risk Management Strategy (1996) Director (1998),
                                                       Hartford; Director (1998-Present); Senior Vice President
                                                       (1997-Present); Hartford Life and Accident Insurance
                                                       Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal address of HESCO is the same as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 12% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid.


Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 Lowndes A. Smith           President and Chief Executive
                            Officer, Director
--------------------------------------------------------------------
 Thomas M. Marra            Executive Vice President, Director
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 Donald E. Waggaman, Jr.    Treasurer
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.


UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.


The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.


Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.


INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.



All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.82%. The 0.82% figure is based on an average of the current management fees and expenses of the available 25 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.82%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

                    [ILLUSTRATIONS TO BE FILED BY AMENDMENT]

                                     PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 861-1408                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer or a trust sponsored by an employer. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  One Group Investment Trust Bond Investment Division         Bond Portfolio of the One
                                                              Group(-Registered Trademark-) Investment Trust
  One Group Investment Trust Government Bond Investment       Government Bond Portfolio of the One Group
  Division                                                    Investment Trust
  One Group Investment Trust Balanced Investment Division     Balanced Portfolio of the One Group Investment
                                                              Trust
  One Group Investment Trust Large Cap Growth Investment      Large Cap Growth Portfolio of the One Group
  Division                                                    Investment Trust
  One Group Investment Trust Equity Index Investment          Equity Index Portfolio of the One Group Investment
  Division                                                    Trust
  One Group Investment Trust Diversified Equity Investment    Diversified Equity Portfolio of the One Group
  Division                                                    Investment Trust
  One Group Investment Trust Mid Cap Growth Investment        Mid Cap Growth Portfolio of the One Group
  Division                                                    Investment Trust
  One Group Investment Trust Diversified Mid Cap Investment   Diversified Mid Cap Portfolio of the One Group
  Division                                                    Investment Trust
  One Group Investment Trust Mid Cap Value Investment         Mid Cap Value Portfolio of the One Group
  Division                                                    Investment Trust
  Fidelity Variable Insurance Products Fund                   Equity-Income Portfolio of the Variable Insurance
  Equity-Income Investment Division                           Products Fund
  Fidelity Variable Insurance Products Fund High Income       High Income Portfolio of the Variable Insurance
  Investment Division                                         Products Fund
  Fidelity Variable Insurance Products Fund Money Market      Money Market Portfolio of the Variable Insurance
  Investment Division                                         Products Fund
  Fidelity Variable Insurance Products Fund II Asset Manager  Asset Manager Portfolio of the Variable Insurance
  Investment Division                                         Products Fund II
  Fidelity Variable Insurance Products Fund II Index 500      Index 500 Portfolio of the Variable Insurance
  Investment Division                                         Products Fund II
  Fidelity Variable Insurance Products Fund III Growth        Growth Opportunities Portfolio of the Variable
  Opportunities Investment Division                           Insurance Products Fund III


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Putnam VT International Growth Investment Division          Putnam VT International Growth Fund of Putnam
                                                              Variable Trust
  Putnam VT Vista Investment Division                         Putnam VT Vista Fund of Putnam Variable Trust
  Putnam VT Voyager Investment Division                       Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Fidelity-Registered Trademark- and Putnam prospectuses included in this The One Provider Prospectus contain information relating to all of the funds they offer. Not all the funds in the Fidelity-Registered Trademark- and Putnam prospectuses are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's Website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     8
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              8
----------------------------------------------------------------------
  The Funds                                                       8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           10
----------------------------------------------------------------------
  Deductions From Premium                                        10
----------------------------------------------------------------------
    Front-End Sales Load                                         10
----------------------------------------------------------------------
    Premium Tax Charge                                           10
----------------------------------------------------------------------
    DAC Tax Charge                                               10
----------------------------------------------------------------------
  Deductions From Investment Value                               10
----------------------------------------------------------------------
    Monthly Deduction Amount                                     10
----------------------------------------------------------------------
    Mortality and Expense Risk Charge                            10
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 11
----------------------------------------------------------------------
  Ownership Rights                                               11
----------------------------------------------------------------------
  Beneficiary                                                    11
----------------------------------------------------------------------
  Assignment                                                     11
----------------------------------------------------------------------
  Statements                                                     11
----------------------------------------------------------------------
  Issuance of Your Certificate                                   11
----------------------------------------------------------------------
  Right to Examine the Certificate                               11
----------------------------------------------------------------------
PREMIUMS                                                         11
----------------------------------------------------------------------
  Premium Payment Flexibility                                    11
----------------------------------------------------------------------
  Allocation of Premium Payments                                 12
----------------------------------------------------------------------
  Accumulation Units                                             12
----------------------------------------------------------------------
  Accumulation Unit Values                                       12
----------------------------------------------------------------------
  Premium Limitation                                             12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
  Values Under the Certificate                                   13
----------------------------------------------------------------------
    Cash Surrender Value                                         13
----------------------------------------------------------------------
    Investment Value                                             13
----------------------------------------------------------------------
  Death Benefits                                                 13
----------------------------------------------------------------------
    Minimum Death Benefit Testing Procedures                     13
----------------------------------------------------------------------
    Death Benefits Options                                       13
----------------------------------------------------------------------
    Payment Options                                              13
----------------------------------------------------------------------
    Increases and Decreases in Face Amount                       14
----------------------------------------------------------------------
    Benefits at Maturity                                         14
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                PAGE
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          14
----------------------------------------------------------------------
  Surrender                                                      14
----------------------------------------------------------------------
  Partial Withdrawals                                            14
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             15
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              15
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      15
----------------------------------------------------------------------
  Asset Rebalancing                                              15
----------------------------------------------------------------------
  Dollar Cost Averaging                                          15
----------------------------------------------------------------------
  Procedures for Telephone Transfers                             16
----------------------------------------------------------------------
  Processing of Transactions                                     16
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
  Loan Interest                                                  16
----------------------------------------------------------------------
  Credited Interest                                              17
----------------------------------------------------------------------
  Loan Repayments                                                17
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              17
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            17
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          17
----------------------------------------------------------------------
  Lapse and Grace Period                                         17
----------------------------------------------------------------------
  Reinstatement                                                  17
----------------------------------------------------------------------
TERMINATION OF POLICY                                            17
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             18
----------------------------------------------------------------------
  Partial Withdrawals                                            18
----------------------------------------------------------------------
  Transfers of Account Value                                     18
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             18
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            18
----------------------------------------------------------------------
  Deferral of Payments                                           18
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          18
----------------------------------------------------------------------
  Modification of Policy                                         18
----------------------------------------------------------------------
  Substitution of Funds                                          18
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    18
----------------------------------------------------------------------
  Separate Account Taxes                                         18
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            18
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  18
----------------------------------------------------------------------
OTHER MATTERS                                                    19
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            19
----------------------------------------------------------------------
  Our Rights                                                     19
----------------------------------------------------------------------
  Limit on Right to Contest                                      19
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  19
----------------------------------------------------------------------
  Assignment                                                     19
----------------------------------------------------------------------
  Dividends                                                      19
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                                                                PAGE
----------------------------------------------------------------------
YEAR 2000                                                        19
----------------------------------------------------------------------
  In General                                                     19
----------------------------------------------------------------------
  Internal Year 2000 Efforts and Timetable                       20
----------------------------------------------------------------------
  Third Party Year 2000 Efforts and Timetable                    20
----------------------------------------------------------------------
  Year 2000 Costs                                                20
----------------------------------------------------------------------
  Risks and Contingency Plans                                    20
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
  General                                                        21
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   22
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Other Tax Considerations                                       23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the Policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION --
- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge(1)         When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
Partial Withdrawal Fee  When you take a withdrawal after   $25 per partial withdrawal.
                        the 12th partial withdrawal in
                        any Coverage Year.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)                            All
Premium Tax Charge                         All
Deferred Acquisition                       All
Cost Tax Charge
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
Partial Withdrawal Fee  Those Certificates where more than 12 partial withdrawals have been made per
                        Coverage Year.

(1) The current front end sales load charged is:
   6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later.

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance                   Monthly.               The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating.
Mortality and Expense                Daily.                On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
Administrative Charge               Monthly.               $10 per Coverage Month.
Rider Charges                       Monthly.               Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
Mortality and Expense                      All
Risk Charge
Administrative Charge                      All
Rider Charges           Only those Certificates with benefits
                        provided by rider.

The next table describes the Fund fees and expenses that you will pay periodically. The table shows the minimum and maximum fees and expenses charged by any of the Funds. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.

ANNUAL FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED (ANNUALIZED)
Management Fees         Daily net asset values of a Fund     0.200% to 0.800%
                        reflect Management Fees already
                        deducted from assets of the Fund.
12b-1 Fees              Daily net asset values of a Fund     0.000% to 0.150%
                        reflect 12b-1 Fees already deducted
                        from assets of the Fund.
Other Expenses          Daily net asset values of a Fund     0.040% to 0.830%
                        reflect Other Expenses already
                        deducted from the assets of the
                        Fund.
Total Fund Annual       Daily net asset values of a Fund     0.300% to 1.520%
Expenses                reflect Total Fund Annual Operating
                        Expenses already deducted from
                        assets of the Fund.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Management Fees         All Certificates, but deductions only
                        from Investment Divisions you
                        selected.
12b-1 Fees              All Certificates, but deductions only
                        from Investment Divisions you selected
                        that charge 12b-1 fees.
Other Expenses          All Certificates, but deductions only
                        from Investment Divisions you
                        selected.
Total Fund Annual       All Certificates, but deductions only
Expenses                from Investment Divisions you
                        selected.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           6/1/98        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps             12/21/98        AA+      Claims paying ability
--------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual Funds that you buy through your stockbroker or through a retail mutual Fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual Funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO -- The Portfolio seeks a high level of current income with liquidity and safety of principal.

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO -- The Portfolio seeks to provide total return while preserving capital.

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(1)

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO -- The Portfolio seeks long-term capital growth of income with a secondary objective of providing a moderate level of current income.

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO -- The Portfolio seeks long term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

VARIABLE INSURANCE PRODUCTS FUND HIGH INCOME PORTFOLIO: SERVICE CLASS -- The Portfolio seeks high current income primarily through investments in income-producing debt securities, preferred stocks and convertible securities with an emphasis on

(1) "S&P 500" is a registered servicemark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
lower quality debt securities. These domestic and foreign investments may present the risk of default or may be in default.

VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME PORTFOLIO: SERVICE CLASS -- The Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"). The Portfolio may invest in lower quality debt securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.

VARIABLE INSURANCE PRODUCTS FUND MONEY MARKET PORTFOLIO -- The Portfolio seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable asset value per share of $1.00.

VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER PORTFOLIO: SERVICE
CLASS -- The Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

VARIABLE INSURANCE PRODUCTS FUND II INDEX 500 PORTFOLIO -- The Portfolio seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States. To achieve its objective, the Portfolio attempts to duplicate the composition and total return of the S&P 500.

VARIABLE INSURANCE PRODUCTS FUND III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS -- The Portfolio seeks to provide capital growth by investing primarily in common stocks. The Portfolio also has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth, and may invest in foreign securities.

PUTNAM VT INTERNATIONAL GROWTH FUND: CLASS IB SHARES -- Putnam VT International Growth Fund seeks capital appreciation by investing primarily in equity securities of companies located in countries other than the United States.

PUTNAM VT VISTA FUND: CLASS IB SHARES -- Putnam VT Vista Fund seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Investment Management, Inc., (the fund's investment advisor "Putnam Management") believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Putnam VT Voyager Fund seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.

On March 31, 1999, the following portfolios of the One Group Investment Trust were substituted for the following Pegasus Variable funds in the Contract:

      ONE GROUP INVESTMENT
        TRUST PORTFOLIO                  PEGASUS VARIABLE FUND
        ---------------                  ---------------------
 1.  Bond Portfolio                  1.  Bond Fund
 2.  Large Cap Growth Portfolio      2.  Growth Fund
 3.  Diversified Mid Cap             3.  Mid-Cap Opportunity Fund
     Portfolio
 4.  Mid Cap Value Portfolio         4.  Intrinsic Value Fund
 5.  Diversified Equity              5.  Growth and Value Fund
     Portfolio

With the exception of the Large Cap Growth Portfolio, the Pegasus Variable Funds are the surviving funds for accounting purposes.

INVESTMENT ADVISERS -- Banc One Investment Advisors Corporation serves as investment adviser to the One Group Investment Trust. Fidelity Management & Research Company is the investment adviser to the Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products
Fund III. Putnam Investment Management, Inc. serves as the investment manager of Putnam Variable Trust.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

- the administrative expense charge;

- the charges for cost of insurance;

- the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

MONTHLY ADMINISTRATIVE FEE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the employer.

RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we deduct a daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

Your Certificate specifies the minimum initial premium amount you must pay on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If
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this happens you may pay additional premiums in order to prevent your
Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Fund Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Fund Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

- ten (10) calendar days after we receive the Initial Premium; and

- the date we receive the final requirements to put the Certificate in force.

We will allocate any additional premiums received prior to this later date to the Fidelity Variable Insurance Products Fund Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisons -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - UNDER DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - UNDER DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE

While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:
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FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year without charge. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding
Debt.

We currently impose a charge for processing partial withdrawals in excess of twelve (12) per Coverage Year. This charge is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve or by telephone in accordance with established procedures. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
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Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election, either in writing or by telephone, subject to the telephone transfer procedures described in this Prospectus.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCEDURES FOR TELEPHONE TRANSFERS

You may make telephone transfers in two ways. You may directly contact a customer service representative. You may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. If you intend to conduct telephone transfers through the VRU, you will be asked to complete a Telephone Authorization Form.

We will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all owners who request VRU access. The PIN is selected by and known only to you. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by us through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. We are not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------
service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The employer or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit may in the future be included in a Certificate, subject to our current restrictions and limitations.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce certain of the charges and deductions described above for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

YEAR 2000
--------------------------------------------------------------------------------

IN GENERAL

The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE

Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives:
(1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE

Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS

The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS

If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND
THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment contract are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment contract, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment contract rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.

All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment contract for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS
IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

The Investment Divisions investing in the One Group Investment Trust Bond Portfolio and the One Group Investment Trust Government Bond Portfolio may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Variable Insurance Products Fund Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

       International Corporate Marketing Group
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
THE ONE PROVIDER (FORMERLY KNOWN AS PEGASUS PROVIDER)

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                   3
----------------------------------------------------------------------
SERVICES                                                          5
----------------------------------------------------------------------
EXPERTS                                                           5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                      6
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                              6
----------------------------------------------------------------------
ILLUSTRATION OF BENEFITS                                          8
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

Wendell J. Bossen      Vice President, 1995**          Vice President (1992-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President (1992-Present), Hartford
                                                       Life Insurance Company; President (1992-Present),
                                                       International Corporate Marketing Group, Inc.

Gregory A. Boyko       Senior Vice President,          Vice President & Controller (1995-1997), Hartford Life
                       Director, 1997*                 Insurance Company; Director (1997-Present); Senior Vice
                                                       President (1997-Present), Chief Financial Officer &
                                                       Treasurer (1997-1998); Vice President & Controller
                                                       (1995-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1997-Present); Senior Vice President, Chief
                                                       Financial Officer & Treasurer (1997-Present); Vice
                                                       President and Controller (1995-1997), Hartford Life
                                                       Insurance Company; Senior Vice President, Chief Financial
                                                       Officer & Treasurer (1997-Present), Hartford Life, Inc.;
                                                       Chief Financial Officer (1994-1995), IMG American Life;
                                                       Senior Vice President (1992-1994), Connecticut Mutual Life
                                                       Insurance Company.

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer, (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value
                                                       Health, Inc.; Senior Manager (1993-1995), Coopers and
                                                       Lybrand; Audit Manager (1993-1996) Arthur Andersen & Co.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
David T. Foy           Senior Vice President &         Senior Vice President (1998-Present), Vice President
                       Treasurer, 1998                 (1998), Assistant Vice President (1995-1998), Hartford;
                                                       Senior Vice President (1998-Present), Hartford Life and
                                                       Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles (1989-1993)
                                                       Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Vice President, 1997            Assistant Vice President (1995-1997), Hartford; Assistant
                                                       Vice President (1994-1997), Hartford Life and Accident
                                                       Insurance Company; Vice President (1997-Present);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Senior Vice President (1998-Present); Vice President
                       Vice President, 1997            (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        Executive Vice President, 1996  Senior Vice President (1993-1996); Director of Individual
                       Director, Individual Life and   Annuities (1991-1993), Hartford; Director (1994-Present);
                       Annuity Division, 1993          Executive Vice President (1995-Present); Director,
                       Director, 1994*                 Individual Life and Annuity Division (1994-Present);
                                                       Senior Vice President (1994-1995); Vice President
                                                       (1989-1994); Actuary (1987-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Director,
                                                       Individual Life and Annuity Division (1994-Present);
                                                       Senior Vice President (1994-1995); Vice President
                                                       (1989-1994); Actuary (1987-1995), Hartford Life Insurance
                                                       Company; Executive Vice President, Individual Life and
                                                       Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson   Vice President, 1984            Director of New Business (1984-1997), Hartford.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

Lowndes A. Smith       President, 1989                 Chief Operating Officer (1989-1997), Hartford; Director
                       Chief Executive Officer, 1997   (1981-Present); President (1989-Present); Chief Executive
                       Director, 1985*                 Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1981-Present); President (1989-Present), Chief
                                                       Executive Officer (1997-Present); Chief Operating Officer
                                                       (1989-1997), Hartford Life Insurance Company; Chief
                                                       Executive Officer and President and Director
                                                       (1997-Present), Hartford Life, Inc.

David M. Znamierowski  Senior Vice President, 1997     Vice President (1997) Senior Vice President (1997)
                       Director, 1998*                 Director, Risk Management Strategy (1996) Director (1998),
                                                       Hartford; Director (1998-Present); Senior Vice President
                                                       (1997-Present); Hartford Life and Accident Insurance
                                                       Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.

 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 Lowndes A. Smith           President and Chief Executive
                            Officer, Director
--------------------------------------------------------------------
 Thomas M. Marra            Executive Vice President, Director
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 Lynda Godkin               Senior Vice President, General
                            Counsel and Corporate Secretary
--------------------------------------------------------------------
 Donald E. Waggaman, Jr.    Treasurer
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. The minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.77%. The 0.77% figure is based on an average of the current management fees and expenses of the available 18 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.77%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,248      12,248     250,000     11,006      11,006     250,000
          2                 30,355        24,242      24,242     250,000     21,822      21,822     250,000
          3                 46,680        35,988      35,988     250,000     32,452      32,452     250,000
          4                 63,821        47,523      47,523     250,000     42,901      42,901     250,000
          5                 81,819        58,865      58,865     250,000     53,170      53,170     250,000
          6                100,717        70,127      70,127     250,000     63,265      63,265     250,000
          7                120,560        81,222      81,222     250,000     73,182      73,182     250,000
          8                126,588        79,610      79,610     250,000     70,623      70,623     250,000
          9                132,917        77,975      77,975     250,000     67,944      67,944     250,000
         10                139,563        76,307      76,307     250,000     65,125      65,125     250,000
         11                146,541        74,700      74,700     250,000     62,148      62,148     250,000
         12                153,868        73,021      73,021     250,000     58,993      58,993     250,000
         13                161,561        71,251      71,251     250,000     55,648      55,648     250,000
         14                169,639        69,381      69,381     250,000     52,091      52,091     250,000
         15                178,121        67,407      67,407     250,000     48,298      48,298     250,000
         16                187,027        65,254      65,254     250,000     44,233      44,233     250,000
         17                196,378        62,977      62,977     250,000     39,852      39,852     250,000
         18                206,197        60,561      60,561     250,000     35,099      35,099     250,000
         19                216,507        57,991      57,991     250,000     29,907      29,907     250,000
         20                227,332        55,247      55,247     250,000     24,205      24,205     250,000

         25                290,140        37,996      37,996     250,000         --          --          --
         30                370,300        11,178      11,178     250,000         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,996      12,996     250,000     11,706      11,706     250,000
          2                 30,355        26,501      26,501     250,000     23,915      23,915     250,000
          3                 46,680        40,544      40,544     250,000     36,654      36,654     250,000
          4                 63,821        55,186      55,186     250,000     49,958      49,958     250,000
          5                 81,819        70,472      70,472     250,000     63,856      63,856     250,000
          6                100,717        86,543      86,543     250,000     78,388      78,388     250,000
          7                120,560       103,351     103,351     250,000     93,588      93,588     250,000
          8                126,588       107,634     107,634     250,000     96,458      96,458     250,000
          9                132,917       112,087     112,087     250,000     99,364      99,364     250,000
         10                139,563       116,713     116,713     250,000    102,299     102,299     250,000
         11                146,541       121,685     121,685     253,521    105,258     105,258     250,000
         12                153,868       126,831     126,831     257,183    108,238     108,238     250,000
         13                161,561       132,145     132,145     260,911    111,240     111,240     250,000
         14                169,639       137,633     137,633     264,706    114,261     114,261     250,000
         15                178,121       143,303     143,303     268,575    117,297     117,297     250,000
         16                187,027       149,117     149,117     272,455    120,340     120,340     250,000
         17                196,378       155,126     155,126     276,433    123,378     123,378     250,000
         18                206,197       161,335     161,335     280,534    126,394     126,394     250,000
         19                216,507       167,749     167,749     284,780    129,369     129,369     250,000
         20                227,332       174,375     174,375     289,185    132,284     132,284     250,000

         25                290,140       210,792     210,792     313,614    145,495     145,495     250,000
         30                370,300       253,124     253,124     342,731    153,822     153,822     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.23% NET)

                                                  CURRENT CHARGES*
                                                                                    GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,745      13,745      250,000    12,408      12,408       250,000
          2                 30,355          28,851      28,851      250,000    26,094      26,094       250,000
          3                 46,680          45,470      45,470      250,000    41,204      41,204       250,000
          4                 63,821          63,802      63,802      250,000    57,905      57,905       250,000
          5                 81,819          84,052      84,052      250,000    76,379      76,379       250,000
          6                100,717         106,529     106,529      254,682    96,838      96,838       250,000
          7                120,560         131,290     131,290      304,835   119,365     119,365       277,304
          8                126,588         144,570     144,570      326,119   130,424     130,424       294,382
          9                132,917         159,177     159,177      348,995   142,462     142,462       312,537
         10                139,563         175,233     175,233      373,591   155,550     155,550       331,837
         11                146,541         193,150     193,150      400,556   169,776     169,776       352,353
         12                153,868         212,837     212,837      429,592   185,230     185,230       374,162
         13                161,561         234,443     234,443      460,758   202,019     202,019       397,344
         14                169,639         258,155     258,155      494,214   220,253     220,253       421,986
         15                178,121         284,175     284,175      530,137   240,052     240,052       448,178
         16                187,027         312,630     312,630      568,578   261,534     261,534       476,017
         17                196,378         343,845     343,845      609,903   284,823     284,823       505,608
         18                206,197         378,077     378,077      654,382   310,044     310,044       537,059
         19                216,507         415,613     415,613      702,312   337,325     337,325       570,489
         20                227,332         456,758     456,758      754,001   366,803     366,803       606,020

         25                290,140         729,330     729,330    1,080,083   553,280     553,280       820,141
         30                370,300       1,156,746   1,156,746    1,559,017   823,179     823,179     1,110,678
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.77% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,237      12,237     262,270     10,953      10,953     261,061
          2                 30,355        24,200      24,200     274,255     21,660      21,660     271,788
          3                 46,680        35,885      35,885     285,963     32,116      32,116     282,265
          4                 63,821        47,323      47,323     297,422     42,321      42,321     292,491
          5                 81,819        58,530      58,530     308,648     52,265      52,265     302,456
          6                100,717        69,655      69,655     319,780     61,944      61,944     312,157
          7                120,560        80,577      80,577     330,719     71,340      71,340     321,576
          8                126,588        78,782      78,782     328,926     68,239      68,239     318,486
          9                132,917        76,951      76,951     327,098     64,995      64,995     315,254
         10                139,563        75,071      75,071     325,222     61,586      61,586     311,858
         11                146,541        73,226      73,226     323,374     57,997      57,997     308,284
         12                153,868        71,284      71,284     321,440     54,212      54,212     304,515
         13                161,561        69,215      69,215     319,382     50,222      50,222     300,543
         14                169,639        67,016      67,016     317,193     46,014      46,014     296,353
         15                178,121        64,681      64,681     314,869     41,570      41,570     291,928
         16                187,027        62,113      62,113     312,321     36,860      36,860     287,240
         17                196,378        59,396      59,396     309,616     31,850      31,850     282,254
         18                206,197        56,513      56,513     306,746     26,495      26,495     276,928
         19                216,507        53,452      53,452     303,700     20,745      20,745     271,211
         20                227,332        50,195      50,195     300,460     14,550      14,550     265,053

         25                290,140        30,170      30,170     280,546         --          --          --
         30                370,300         1,228       1,228     251,778         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.23% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 14,807        12,985      12,985     262,955     11,651      11,651     261,702
          2                 30,355        26,455      26,455     276,384     23,737      23,737     273,751
          3                 46,680        40,426      40,426     290,313     36,270      36,270     286,246
          4                 63,821        54,949      54,949     304,788     49,266      49,266     299,203
          5                 81,819        70,060      70,060     319,849     62,732      62,732     312,629
          6                100,717        85,937      85,937     335,661     76,683      76,683     326,539
          7                120,560       102,489     102,489     352,156     91,118      91,118     340,933
          8                126,588       106,473     106,473     356,129     93,102      93,102     342,923
          9                132,917       110,575     110,575     360,221     94,984      94,984     344,814
         10                139,563       114,786     114,786     364,423     96,733      96,733     346,574
         11                146,541       119,263     119,263     368,877     98,328      98,328     348,182
         12                153,868       123,826     123,826     373,433     99,740      99,740     349,610
         13                161,561       128,449     128,449     378,050    100,951     100,951     350,838
         14                169,639       133,127     133,127     382,724    101,933     101,933     351,839
         15                178,121       137,856     137,856     387,449    102,655     102,655     352,583
         16                187,027       142,539     142,539     392,135    103,071     103,071     353,026
         17                196,378       147,253     147,253     396,847    103,128     103,128     353,113
         18                206,197       151,983     151,983     401,576    102,760     102,760     352,781
         19                216,507       156,715     156,715     406,308    101,889     101,889     351,953
         20                227,332       161,429     161,429     411,023    100,437     100,437     350,551

         25                290,140       183,711     183,711     433,352     81,756      81,756     332,217
         30                370,300       200,098     200,098     449,880     33,073      33,073     284,192
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.23% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
       POLICY           AT 5% INTEREST     CASH      SURRENDER      DEATH       CASH     SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                 14,807          13,733      13,733      263,637    12,349      12,349       262,341
          2                 30,355          28,801      28,801      278,588    25,898      25,898       275,785
          3                 46,680          45,336      45,336      294,996    40,765      40,765       290,538
          4                 63,821          63,523      63,523      313,039    57,084      57,084       306,730
          5                 81,819          83,547      83,547      332,903    74,994      74,994       324,502
          6                100,717         105,757     105,757      354,922    94,655      94,655       344,010
          7                120,560         130,253     130,253      379,218   116,226     116,226       365,414
          8                126,588         143,243     143,243      392,105   126,216     126,216       375,334
          9                132,917         157,534     157,534      406,283   137,056     137,056       386,101
         10                139,563         173,247     173,247      421,872   148,811     148,811       397,776
         11                146,541         190,791     190,791      439,255   161,561     161,561       410,439
         12                153,868         210,079     210,079      458,390   175,389     175,389       424,173
         13                161,561         231,266     231,266      479,412   190,396     190,396       439,078
         14                169,639         254,548     254,548      502,512   206,690     206,690       455,259
         15                178,121         280,144     280,144      527,905   224,383     224,383       472,830
         16                187,027         308,185     308,185      560,495   243,588     243,588       491,903
         17                196,378         338,955     338,955      601,230   264,424     264,424       512,597
         18                206,197         372,700     372,700      645,075   287,010     287,010       535,030
         19                216,507         409,701     409,701      692,322   311,472     311,472       559,329
         20                227,332         450,260     450,260      743,274   337,951     337,951       585,632

         25                290,140         718,949     718,949    1,064,709   506,966     506,966       753,521
         30                370,300       1,140,275   1,140,275    1,536,818   754,180     754,180     1,017,582
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.77% NET)

                                                 CURRENT CHARGES*
                                                                                  GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,053       5,053     250,000      3,965       3,965     250,000
          2                 12,915         9,941       9,941     250,000      7,802       7,802     250,000
          3                 19,861        14,664      14,664     250,000     11,510      11,510     250,000
          4                 27,154        19,253      19,253     250,000     15,086      15,086     250,000
          5                 34,812        23,724      23,724     250,000     18,524      18,524     250,000
          6                 42,853        28,209      28,209     250,000     21,822      21,822     250,000
          7                 51,296        32,600      32,600     250,000     24,962      24,962     250,000
          8                 60,161        37,014      37,014     250,000     28,055      28,055     250,000
          9                 69,469        41,326      41,326     250,000     30,965      30,965     250,000
         10                 79,242        45,526      45,526     250,000     33,676      33,676     250,000
         11                 89,504        49,674      49,674     250,000     36,180      36,180     250,000
         12                100,279        53,688      53,688     250,000     38,467      38,467     250,000
         13                111,593        57,550      57,550     250,000     40,531      40,531     250,000
         14                123,473        61,263      61,263     250,000     42,365      42,365     250,000
         15                135,947        64,827      64,827     250,000     43,954      43,954     250,000
         16                149,044        68,176      68,176     250,000     45,275      45,275     250,000
         17                162,796        71,376      71,376     250,000     46,302      46,302     250,000
         18                177,236        74,420      74,420     250,000     46,995      46,995     250,000
         19                192,398        77,302      77,302     250,000     47,311      47,311     250,000
         20                208,318        80,016      80,016     250,000     47,204      47,204     250,000

         25                300,684        90,655      90,655     250,000     38,707      38,707     250,000
         30                418,569        94,896      94,896     250,000      8,188       8,188     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.23% NET)

                                                 CURRENT CHARGES*
                                                                                  GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,366       5,366     250,000      4,240       4,240     250,000
          2                 12,915        10,881      10,881     250,000      8,600       8,600     250,000
          3                 19,861        16,549      16,549     250,000     13,085      13,085     250,000
          4                 27,154        22,408      22,408     250,000     17,698      17,698     250,000
          5                 34,812        28,482      28,482     250,000     22,439      22,439     250,000
          6                 42,853        34,915      34,915     250,000     27,312      27,312     250,000
          7                 51,296        41,615      41,615     250,000     32,308      32,308     250,000
          8                 60,161        48,718      48,718     250,000     37,552      37,552     250,000
          9                 69,469        56,114      56,114     250,000     42,918      42,918     250,000
         10                 79,242        63,808      63,808     250,000     48,399      48,399     250,000
         11                 89,504        71,909      71,909     250,000     54,001      54,001     250,000
         12                100,279        80,335      80,335     250,000     59,723      59,723     250,000
         13                111,593        89,089      89,089     250,000     65,578      65,578     250,000
         14                123,473        98,197      98,197     250,000     71,571      71,571     250,000
         15                135,947       107,684     107,684     250,000     77,712      77,712     250,000
         16                149,044       117,530     117,530     250,000     84,000      84,000     250,000
         17                162,796       127,815     127,815     250,000     90,436      90,436     250,000
         18                177,236       138,571     138,571     250,000     97,020      97,020     250,000
         19                192,398       149,814     149,814     254,331    103,750     103,750     250,000
         20                208,318       161,464     161,464     267,774    110,629     110,629     250,000

         25                300,684       226,144     226,144     336,454    148,047     148,047     250,000
         30                418,569       302,437     302,437     409,501    193,395     193,395     262,148
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.23% NET)

                                                 CURRENT CHARGES*
                                                                                   GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,680       5,680       250,000     4,515       4,515     250,000
          2                 12,915        11,858      11,858       250,000     9,433       9,433     250,000
          3                 19,861        18,587      18,587       250,000    14,795      14,795     250,000
          4                 27,154        25,958      25,958       250,000    20,650      20,650     250,000
          5                 34,812        34,056      34,056       250,000    27,046      27,046     250,000
          6                 42,853        43,094      43,094       250,000    34,043      34,043     250,000
          7                 51,296        53,062      53,062       250,000    41,696      41,696     250,000
          8                 60,161        64,195      64,195       250,000    50,207      50,207     250,000
          9                 69,469        76,482      76,482       250,000    59,535      59,535     250,000
         10                 79,242        90,044      90,044       250,000    69,767      69,767     250,000
         11                 89,504       105,168     105,168       250,000    81,017      81,017     250,000
         12                100,279       121,895     121,895       250,000    93,411      93,411     250,000
         13                111,593       140,324     140,324       275,783   107,104     107,104     250,000
         14                123,473       160,571     160,571       307,398   122,270     122,270     250,000
         15                135,947       182,809     182,809       341,036   139,062     139,062     259,630
         16                149,044       207,165     207,165       376,771   157,324     157,324     286,345
         17                162,796       233,901     233,901       414,888   177,150     177,150     314,471
         18                177,236       263,238     263,238       455,617   198,654     198,654     344,108
         19                192,398       295,422     295,422       499,212   221,949     221,949     375,363
         20                208,318       330,718     330,718       545,938   247,159     247,159     408,348

         25                300,684       564,829     564,829       836,470   407,253     407,253     603,682
         30                418,569       932,455     932,455     1,256,726   640,085     640,085     863,638
-------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.77% NET)

                                                 CURRENT CHARGES*
                                                                                  GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,049       5,049     255,073      3,944       3,944     254,044
          2                 12,915         9,924       9,924     259,962      7,741       7,741     257,852
          3                 19,861        14,622      14,622     264,675     11,384      11,384     261,509
          4                 27,154        19,172      19,172     269,237     14,872      14,872     265,009
          5                 34,812        23,587      23,587     273,664     18,194      18,194     268,345
          6                 42,853        28,017      28,017     278,093     21,345      21,345     271,510
          7                 51,296        32,338      32,338     282,423     24,304      24,304     274,485
          8                 60,161        36,666      36,666     286,760     27,176      27,176     277,374
          9                 69,469        40,872      40,872     290,976     29,820      29,820     280,037
         10                 79,242        44,944      44,944     295,059     32,215      32,215     282,453
         11                 89,504        48,930      48,930     299,052     34,350      34,350     284,609
         12                100,279        52,745      52,745     302,881     36,207      36,207     286,489
         13                111,593        56,361      56,361     306,513     37,781      37,781     288,086
         14                123,473        59,774      59,774     309,943     39,057      39,057     289,387
         15                135,947        62,981      62,981     313,167     40,020      40,020     290,376
         16                149,044        65,885      65,885     316,096     40,641      40,641     291,025
         17                162,796        68,570      68,570     318,800     40,886      40,886     291,302
         18                177,236        71,021      71,021     321,270     40,714      40,714     291,164
         19                192,398        73,228      73,228     323,497     40,073      40,073     290,562
         20                208,318        75,172      75,172     325,463     38,916      38,916     289,448

         25                300,684        80,186      80,186     330,614     24,061      24,061     274,853
         30                418,569        74,753      74,753     325,380         --          --          --
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.23% NET)

                                                 CURRENT CHARGES*
                                                                                  GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER     DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  6,300         5,362       5,362     255,360      4,218       4,218     254,297
          2                 12,915        10,862      10,862     260,848      8,532       8,532     258,603
          3                 19,861        16,500      16,500     266,475     12,941      12,941     263,004
          4                 27,154        22,310      22,310     272,271     17,442      17,442     267,497
          5                 34,812        28,313      28,313     278,257     22,028      22,028     272,076
          6                 42,853        34,668      34,668     284,582     26,693      26,693     276,734
          7                 51,296        41,264      41,264     291,157     31,420      31,420     281,456
          8                 60,161        48,233      48,233     298,105     36,318      36,318     286,349
          9                 69,469        55,457      55,457     305,307     41,245      41,245     291,274
         10                 79,242        62,932      62,932     312,761     46,179      46,179     296,207
         11                 89,504        70,749      70,749     320,548     51,102      51,102     301,131
         12                100,279        78,808      78,808     328,587     55,994      55,994     306,026
         13                111,593        87,091      87,091     336,851     60,844      60,844     310,879
         14                123,473        95,603      95,603     345,343     65,630      65,630     315,671
         15                135,947       104,346     104,346     354,066     70,329      70,329     320,378
         16                149,044       113,230     113,230     362,939     74,904      74,904     324,963
         17                162,796       122,345     122,345     372,034     79,308      79,308     329,382
         18                177,236       131,682     131,682     381,352     83,485      83,485     333,578
         19                192,398       141,238     141,238     390,890     87,367      87,367     337,485
         20                208,318       151,003     151,003     400,637     90,884      90,884     341,033

         25                300,684       202,341     202,341     451,910    100,657     100,657     351,047
         30                418,569       255,308     255,308     504,878     87,546      87,546     338,463
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.23% NET)

                                                 CURRENT CHARGES*
                                                                                   GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
       POLICY           AT 5% INTEREST     CASH     SURRENDER      DEATH       CASH     SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                  6,300         5,675       5,675       255,646     4,492       4,492     254,549
          2                 12,915        11,837      11,837       261,766     9,358       9,358     259,383
          3                 19,861        18,532      18,532       268,414    14,630      14,630     264,620
          4                 27,154        25,844      25,844       275,672    20,345      20,345     270,296
          5                 34,812        33,849      33,849       283,617    26,537      26,537     276,446
          6                 42,853        42,778      42,778       292,465    33,247      33,247     283,111
          7                 51,296        52,595      52,595       302,205    40,506      40,506     290,322
          8                 60,161        63,524      63,524       313,047    48,486      48,486     298,250
          9                 69,469        75,536      75,536       324,965    57,106      57,106     306,814
         10                 79,242        88,731      88,731       338,057    66,407      66,407     316,056
         11                 89,504       103,361     103,361       352,561    76,445      76,445     326,029
         12                100,279       119,423     119,423       368,498    87,275      87,275     336,790
         13                111,593       137,040     137,040       385,979    98,969      98,969     348,409
         14                123,473       156,372     156,372       405,161   111,601     111,601     360,959
         15                135,947       177,593     177,593       426,218   125,247     125,247     374,517
         16                149,044       200,802     200,802       449,254   139,979     139,979     389,153
         17                162,796       226,296     226,296       474,548   155,870     155,870     404,944
         18                177,236       254,300     254,300       502,333   172,991     172,991     421,958
         19                192,398       285,067     285,067       532,859   191,414     191,414     440,267
         20                208,318       318,871     318,871       566,398   211,216     211,216     459,949

         25                300,684       544,798     544,798       806,806   334,694     334,694     582,679
         30                418,569       900,675     900,675     1,213,895   509,407     509,407     756,416
-------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end Sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        PART C

                                  OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)       Not Applicable.

     (c)(1)    Principal Underwriting Agreement.(1)

     (c)(2)    Form of Selling Agreements(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f)       Certificate of Incorporation of Hartford(3) and Bylaws of
               Hartford.(2)

     (g)       Contracts of Reinsurance. (4)

     (h)       Form of Participation Agreement. (4)

     (i)       Not Applicable.

     (j)       Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l) Opinion and Consent of James M. Hedreen, FSA, MAAA, to be filed by amendment.

     (m)       Not Applicable.

     (n)       Consent of Arthur Andersen LLP, Independent Public
               Accountants, to be filed by amendment.

     (o)       No financial statement will be omitted.

     (p)       Not Applicable.

     (q)       Memorandum describing transfer and redemption procedures.(1)

     (r)       Power of Attorney

     (s)       Organizational Chart

-------------------------
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 21, 1996.

(3) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on February 18, 1998.

(4) Incorporated by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 19, 1999.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------
  NAME                                  POSITION WITH HARTFORD
--------------------------------------------------------------------------------
  Wendell J. Bossen                     Vice President
--------------------------------------------------------------------------------
  Gregory A. Boyko                      Senior Vice President, Director*
--------------------------------------------------------------------------------
  Peter W. Cummins                      Senior Vice President
--------------------------------------------------------------------------------
  Timothy M. Fitch                      Vice President & Actuary
--------------------------------------------------------------------------------
  Mary Jane B. Fortin                   Vice President & Chief Accounting
                                        Officer
--------------------------------------------------------------------------------
  David T. Foy                          Senior Vice President & Treasurer
--------------------------------------------------------------------------------
  Lynda Godkin                          Senior Vice President, General Counsel,
                                        and Corporate Secretary, Director*
--------------------------------------------------------------------------------
  Lois W. Grady                         Senior Vice President
--------------------------------------------------------------------------------
  Stephen T. Joyce                      Vice President
--------------------------------------------------------------------------------
  Michael D. Keeler                     Vice President
--------------------------------------------------------------------------------
  Robert A. Kerzner                     Senior Vice President
--------------------------------------------------------------------------------
  Thomas M. Marra                       Executive Vice President, Director*
--------------------------------------------------------------------------------
  Steven L. Matthiesen                  Vice President
--------------------------------------------------------------------------------
  Craig R. Raymond                      Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
  Lowndes A. Smith                      President and Chief Executive Officer,
                                        Director*
--------------------------------------------------------------------------------
  David M. Znamierowski                 Senior Vice President, Director*
--------------------------------------------------------------------------------

   Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------------------------
 *   Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq. Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                 Account
               Hartford Life Insurance Company - ICMG Registered Variable Life
                 Separate Account A
               Hartford Life and Annuity Insurance Company - Separate Account
                 VL I
               Hartford Life and Annuity Insurance Company - Separate Account
                 VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered
                 Variable Life Separate One

          (b)  Directors and Officers of HESCO

               Name and Principal           Positions and Offices
                Business Address              With Underwriter
               ------------------           ----------------------
               Lowndes A. Smith             President and Chief Executive
                                             Officer, Director
               Thomas M. Marra              Executive Vice President, Director
               Peter W. Cummins             Senior Vice President
               Lynda Godkin                 Senior Vice President, General
                                             Counsel and Corporate Secretary
               Richard J. Garrett           Vice President
               Donald A. Salama             Vice President
               Donald E. Waggaman, Jr.      Treasurer
               George R. Jay                Controller

   Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 11th day of February, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

*By: David T. Foy                                   *By: /s/Marianne O'Doherty
     ------------------------------------------     --------------------------
     David T. Foy, Senior Vice President,             Marianne O'Doherty
     Chief Financial Officer and Treasurer            Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     --------------------------------------------------
     David T. Foy, Senior Vice President, Chief Financial
     Officer and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President,
  Chief Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General        *By: /s/ Marianne O'Doherty
  Counsel, & Corporate Secretary, Director*              ---------------------
Thomas M. Marra, Executive Vice                             Marianne O'Doherty
  President, Director*                                      Attorney-In-Fact
Lowndes A. Smith, President,
  Chief Executive Officer, Director*
David M. Znamierowski, Senior Vice President,      Dated: February 11, 2000
  Director*

                                   EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2       Power of Attorney

1.3       Organizational Chart